Loans and advances to clients (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Commercial, and industrial	R$ 246,928,344	R$ 241,177,143
Real Estate Credit - Construction	70,157,866	64,820,223
Loans to Individuals	281,358,799	290,347,270
Leasing	3,594,980	3,343,208
Total	R$ 602,039,989	R$ 599,687,844